Subsequent Events (Details Narrative) - USD ($)							1 Months Ended
	Mar. 01, 2026	Feb. 05, 2026	Feb. 04, 2026	Jan. 30, 2026	Jan. 12, 2026	Oct. 27, 2025	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Preferred stock shares, outstanding							17,494,820	26,560,266
Warrants issued						12,000,000
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares						109,891	115,385
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, issuance costs			$ 306
Warrants issued	16,000,000
Warrant exercise price	$ 12.35
Debt description	(i) $2.25 per share for 4,500,000 shares for a period of 60 days; (ii) $2.75 per share for 3,750,000 shares for a period of 60 days; and (iii) $3.25 per share for 3,750,000 shares for a period of 75 days. Upon expiration of the reduced exercise price periods, the exercise price for the applicable warrants will revert to the original exercise price of $12.35 per share
Debt instrumental principal amount	$ 2,500,000
Bears interest rate	10.00%
Promissory note matures	Sep. 01, 2026
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, issuance costs			$ 506
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock shares, outstanding		682,770
Preferred stock shares, converted		1,477,857
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares					93,407
Stock issued during the period, shares additional					$ 850
Preferred Stock Including Additional Paid in Capital [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares				131,867
Stock issued during the period, shares additional				$ 1,200
Preferred Stock Including Additional Paid in Capital [Member] | Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period, shares			98,902
Stock issued during the period, shares additional			$ 900